Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Significant Accounting Policies (Details) [Line Items]
Inventory write-off	$ 103,000		$ 91,000
Impairment loss related to intangible assets	517,000		356,000
Impairment loss	471,000
Impairment loss goodwill	471,000		614,000
Severance expenses	379,000		315,000		$ 210,000
Allowance for doubtful accounts	16,000		1,000		$ 17,000
Anti-dilutive (in Shares)					196,750
Fair value of goodwill	4,670,000
Goodwill	471,000	[1]	614,000	[2]
Derivatives asset fairvalue	$ 0		$ 13,000
Remaining underlying assets percentage	75.00%
Fair value underlying asset percentage	90.00%
RFID Division [Member]
Significant Accounting Policies (Details) [Line Items]
Impairment loss	$ 4,600

[1]	Due to the decline in the actual results of the acquired Imdecol business (See Note 3) and the current expectation of management for its future performance and following the annual impairment analysis performed as of December 31, 2020, the Company recorded. on December 31,2020, a goodwill impairment in the total amount of $ 471 in connection with a certain reporting unit (which consists of the acquired Imdecol business). The impairment was based on a valuation performed by the management using the assistance of a third party appraiser in accordance with the income approach. The significant assumptions used for the assessment were a discount rate of 14.18% and a long-term growth rate of 2%.
[2]	Due to difficulties to implement Imdecol’s business following its acquisition (See Note 3) and the expectation of management for its future performance and following the annual impairment analysis performed as of December 31, 2019, the Company recorded a goodwill impairment in an amount of $ 614, in connection with a certain reporting unit (which consist of the acquired Imdecol business). The impairment was based on a valuation performed by the management using the assistance of a third party appraiser in accordance with the income approach. The significant assumptions used for the assessment were a discount rate of 14.18% and a long-term growth rate of 2%.